Document and Entity Information Document	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	LEGGETT & PLATT INC
Entity Central Index Key	0000058492
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false